26. Intangible assets (Details Narrative) - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	Nov. 07, 2019	Nov. 06, 2019	Oct. 10, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Description of exploration rights					Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 38 projects comprising (i) US$ 2,769 for wells in areas in which there has been ongoing drilling or firmly planned drilling activities in the near term and for which an evaluation plan (“Plano de Avaliação”) has been submitted for approval by ANP; and (ii) US$ 137 relate to costs incurred to evaluate the reserves and their potential development.	Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 38 projects comprising (i) US$ 2,769 for wells in areas in which there has been ongoing drilling or firmly planned drilling activities in the near term and for which an evaluation plan (“Plano de Avaliação”) has been submitted for approval by ANP; and (ii) US$ 137 relate to costs incurred to evaluate the reserves and their potential development.
Exploration amount					$ 3	$ 172
Peroba exploratory block						154
Transfer of Rights Agreement and Production Sharing contract [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Interest expenses				$ 14,912
Description of exploration rights	The ANP held the 6th Bidding Round under the production sharing regime. Petrobras acquired, in partnership with CNODC Brasil Petróleo e Gás Ltda. (20%), the Aram block, located in the Santos Basin. Petrobras will be the operator of the field with an 80% interest. The signature bonus corresponding to the Company's interest was US$ 982, paid in December 2019.	The ANP held the Bidding Round for the Surplus Volume of the Transfer of Rights Agreement, when the Company acquired 90% interest in the exploration and production rights of the surplus volume of Búzios field from the Assignment Agreement, in partnership with CNODC Brasil Petróleo e Gás Ltda. (5%) and CNOOC Petroleum Brasil Ltda. (5%) and 100% interest of the surplus volume of the Itapu field.
16th ANP Bidding [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Interest expenses			$ 348
16th ANP Bidding [member] | Transfer of Rights Agreement and Production Sharing contract [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Interest expenses						$ 15,341